SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	Oct. 31, 2016 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Cash, FDIC Insured Amount	$ 250,000